                                            UAM Funds
                                            Funds for the Informed Investor/sm/

ICM Small Company Portfolio
Semi-Annual Report                                                April 30, 2002





                                            [LOGO] UAM

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................   1
Statement of Net Assets ...................................................   4
Statement of Operations ...................................................  10
Statement of Changes in Net Assets ........................................  11
Financial Highlights ......................................................  12
Notes to Financial Statements .............................................  13
--------------------------------------------------------------------------------

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2002

Dear Shareholders:

Small cap stocks, particularly small cap value stocks, performed exceptionally well over the six months ending April 30, 2002. While the Portfolio's return was slightly behind that of the Russell 2000 Value Index, we feel the current fiscal year is off to a very good start.

                                                                   Total Returns
                                        -----------------------------------------------------------------
                                            1st Fiscal              2nd Fiscal             1st Fiscal
                                             Quarter                 Quarter                 Half
                                        -----------------------------------------------------------------
                                           Nov. 1, 2001-           Feb. 1, 2002-         Nov. 1, 2001-
                                           Jan. 31, 2002           April 30, 2002        April 30, 2002
                                        --------------------    --------------------   ------------------
ICM Small Company Portfolio .........         12.30%                  13.38%                 27.32%
Russell 2000 Value Index ............         15.26%                  11.95%                 29.03%
Russell 2000 Index ..................         13.20%                   6.03%                 20.03%
Russell 2000 Growth Index ...........         11.00%                  -0.54%                 10.40%
S&P 500 Index .......................          7.03%                  -4.41%                  2.31%


We believe that the superior performance by small cap value stocks is based on several factors. First, investors are displaying a clear preference for companies that are earning money and generating excess cash from operations. A much higher percentage of companies that display these characteristics reside in value indices as opposed to growth indices. Second, the complexity of many large companies' income statements and balance sheets combined with the distrust and confusion generated by accounting issues at several large, widely held companies make the relative simplicity of smaller companies look very appealing. Finally, the recovery in the economy has been led by consumer spending, government defense spending, and a cessation of inventory liquidation. There has been virtually no indication of a recovery in capital spending, and most technology and telecommunications companies are still experiencing weak demand. Investors have learned over the last six months just how huge the New Economy bubble was

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

and they are grappling with the question of when the capital spending cycle will improve, and, when it does, how big the rebound will be. In the meantime, value stocks with earnings and a bit more visibility are attracting a large amount of investor attention and capital.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK - 88.1%

                                                  Shares             Value
                                                -----------       ------------
AUTO & TRANSPORTATION -- 2.7%
   BorgWarner ...............................       200,000       $ 12,496,000
   Donnelly .................................       161,750          3,105,600
   Offshore Logistics* ......................       150,000          3,030,000
   Swift Transportation* ....................       350,000          6,807,500
                                                                  ------------
                                                                    25,439,100
                                                                  ------------
CONSUMER DISCRETIONARY -- 16.5%

   Aaron Rents ..............................       330,000          9,223,500
   Advanced Marketing Services ..............       400,000          9,700,000
   Buckle* ..................................        79,700          1,860,995
   Burlington Coat Factory Warehouse ........       200,000          4,492,000
   Bush Industries ..........................       225,000          3,037,500
   Finlay Enterprises* ......................       311,500          4,111,800
   Furniture Brands International* ..........       175,000          7,145,250
   Hancock Fabrics ..........................       149,200          2,713,948
   Jakks Pacific* ...........................       315,000          6,070,050
   MAXIMUS* .................................       325,000         10,075,000
   Men's Wearhouse* .........................       300,000          7,386,000
   Mohawk Industries* .......................        85,000          5,468,050
   O'Charleys* ..............................       244,000          6,163,440
   Papa John's International* ...............       200,000          6,220,000
   Pier 1 Imports ...........................       500,000         11,975,000
   ProQuest* ................................       210,900          8,583,630
   R.H. Donnelley* ..........................       400,000         11,768,000
   Rex Stores* ..............................       350,000          5,243,000
   Russ Berrie & Co .........................        70,400          2,569,600
   ShopKo Stores* ...........................       500,000         10,415,000
   Stanley Furniture* .......................       130,000          4,699,500
   Toro .....................................       222,100         12,881,800
   Tropical Sportswear International* .......       185,000          5,106,000
                                                                  ------------
                                                                   156,909,063
                                                                  ------------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                  Shares             Value
                                               ------------       ------------
ENERGY -- 6.3%
   Equitable Resources ......................       300,000       $ 10,785,000
   Meridian Resource* .......................       400,000          1,792,000



   Newpark Resources* .......................       946,700          7,923,879
   Oceaneering International* ...............       325,000          8,612,500
   Penn Virginia ............................       250,000          9,575,000
   Seitel* ..................................        94,800            763,140
   St. Mary Land & Exploration ..............       200,000          4,838,000
   Stone Energy* ............................       125,000          5,300,000
   Unit* ....................................       200,000          3,904,000
   Westport Resources* ......................       303,125          6,280,750
                                                                  ------------
                                                                    59,774,269
                                                                  ------------
FINANCIAL SERVICES -- 7.2%
   Allied Capital ...........................       225,000          5,872,500
   Colonial BancGroup .......................       282,000          4,512,000
   CVB Financial ............................       218,750          4,703,125
   Hanmi Financial* .........................       131,604          2,243,848
   Landamerica Financial Group ..............        68,600          2,401,000
   Medallion Financial ......................       396,000          2,035,440
   PMA Capital ..............................        93,000          2,229,210
   Prosperity Bancshares ....................       179,400          5,911,230
   Radian Group .............................       200,200         10,390,380
   Reinsurance Group of America .............       110,000          3,553,000
   Scottish Annuity & Life Holdings .........        40,300            862,420
   Superior Financial .......................       202,300          3,965,080
   Trenwick Group ...........................       813,400          6,905,766
   Triad Guaranty* ..........................        65,600          2,932,320
   UCBH Holdings ............................       130,000          5,128,500
   West Coast Bancorp .......................       306,900          4,594,293
                                                                  ------------
                                                                    68,240,112
                                                                  ------------
HEALTH CARE -- 8.3%
   Apria Healthcare Group* ..................       325,000          8,446,750
   Bio-Rad Laboratories* ....................       307,600         14,857,080
   Covance* .................................       450,000          9,031,500
   Dentsply International ...................       375,000         14,876,250


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK - continued

                                                   Shares              Value
                                                 -----------       -------------
HEALTH CARE -- continued
   Omnicare .....................................    450,000       $ 12,033,000
   Orthodontic Centers of America* ..............    330,000          8,794,500
   US Oncology* .................................    550,000          5,280,000
   Vital Signs ..................................    130,000          5,005,000
                                                                   ------------
                                                                     78,324,080
                                                                   ------------
MATERIALS & PROCESSING -- 15.8%
   Aptargroup ...................................    400,000         14,860,000
   Armor Holdings* ..............................    375,000          9,506,250
   Cambrex ......................................    151,000          6,204,590
   Carpenter Technology .........................    175,000          4,637,500
   Centex Construction Products .................    150,000          6,582,000
   Clarcor ......................................    173,100          5,591,130
   Core Laboratories* ...........................    200,000          3,000,000
   Fibermark* ...................................    325,000          3,136,250
   Global Power Equipment Group* ................    287,400          3,319,470
   Granite Construction .........................    375,000          8,666,250
   Griffon* .....................................    742,500         14,256,000
   Hughes Supply ................................    300,000         12,516,000
   MacDermid ....................................    355,800          7,827,600
   Martin Marietta Materials ....................    125,000          4,870,000
   Minerals Technologies ........................    231,400         11,570,000
   Northwest Pipe* ..............................    175,000          3,097,500
   Olin .........................................     14,700            267,687
   Quaker Chemical ..............................    250,000          5,750,000
   Schulman .....................................    100,000          2,030,000
   Spartech .....................................    396,500         10,602,410
   SPS Technologies* ............................    125,000          4,890,000
   Sylvan* ......................................     32,600            374,900
   Trammell Crow* ...............................    492,500          6,855,600
                                                                   ------------
                                                                    150,411,137
                                                                   ------------
MISCELLANEOUS BUSINESS SERVICES -- 1.1%
   Sourcecorp* ..................................    341,000         10,230,000
                                                                   ------------
PRODUCER DURABLES -- 16.7%
   Ametek .......................................    200,000          7,746,000
   Baldor Electric ..............................    250,000          5,925,000
   Belden .......................................    280,000          6,703,200
   C&D Technologies .............................    257,100          5,913,300

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK - continued
                                                   Shares          Value
                                                 ---------      -----------
PRODUCER DURABLES -- continued
   Centex .......................................  125,000      $ 7,037,500
   Diebold ......................................  250,000        9,455,000
   Entegris* ....................................  210,000        3,307,500
   Graco ........................................   83,800        3,750,888
   Heico Cl A ...................................  436,000        6,278,400
   Insituform Technologies* .....................  170,000        4,224,500
   MDC Holdings .................................  605,000       30,552,500
   Pulte Homes ..................................  201,150       10,701,180
   Quixote ......................................  268,000        5,212,600
   Ryland Group .................................  200,000       22,000,000
   Spacehab* ....................................  320,000          368,128
   Stewart & Stevenson Services .................  300,000        5,667,000
   Technitrol ...................................  150,000        3,810,000
   Teleflex .....................................  125,000        7,063,750
   Trimble Navigation* ..........................  254,700        4,225,473
   Ultratech Stepper* ...........................  216,400        3,693,948
   Woodhead Industries ..........................  230,000        4,351,600
                                                                -----------
                                                                157,987,467
                                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.3%
   AMLI Residential Properties ..................  175,000        4,445,000
   Camden Property Trust ........................  140,000        5,572,000
   CBL & Associates Properties ..................  200,000        7,320,000
   First Industrial Realty Trust ................  125,000        4,208,750
   Gables Residential Trust .....................  150,000        4,650,000
   Healthcare Realty Trust ......................  100,000        3,030,000
   LaSalle Hotel Properties .....................  232,500        3,720,000
   Liberty Property Trust .......................  175,000        5,591,250
   Mack-Cali Realty .............................  100,000        3,280,000
   Mills ........................................  225,000        6,192,000
   Pan Pacific Retail Properties ................  170,000        5,387,300
   Parkway Properties ...........................  100,000        3,651,000
   Prentiss Properties Trust ....................  175,000        5,381,250
   Ramco-Gershenson Properties ..................   81,000        1,486,350
   Reckson Associates Realty ....................  200,000        4,880,000
                                                                -----------
                                                                 68,794,900
                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCK - continued

                                           Shares          Value
                                         ---------      -----------
TECHNOLOGY -- 5.8%
   Adaptec* .......................        488,000      $ 7,173,600
   Ansys* .........................        347,800        8,868,900
   Commscope* .....................        450,000        7,146,000
   EMS Technologies* ..............        119,800        2,774,568
   Imation* .......................        172,600        5,193,534
   Mantech International, Cl A* ...        136,600        3,234,688
   Moldflow* ......................         25,000          264,250
   Park Electrochemical ...........        144,800        4,380,200
   Pioneer Standard Electronics ...        165,800        2,423,996
   Symmetricom* ...................        397,900        2,546,560
   Tekelec* .......................        265,200        2,805,816
   Tier Technologies* .............        335,400        5,047,770
   Transaction Systems
   Architects* ....................        260,000        3,016,000
                                                        -----------
                                                         54,875,882
                                                        -----------
UTILITIES -- 0.4%
   NUI ............................        150,000        4,020,000
                                                        -----------
   TOTAL COMMON STOCK
     (Cost $573,062,412) ..........                     835,006,010
                                                        -----------

CONVERTIBLE BOND -- 0.2%

                                           Face
                                          Amount
                                        ----------
Spacehab
  8.000%, 10/15/07 ...............      $2,700,000        1,336,500
                                                        -----------
TOTAL CONVERTIBLE BOND
   (Cost $2,806,861) ..............                       1,336,500
                                                        -----------


The accompanying notes are an integral part of the financial statements

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 12.5%

                                                                           Face
                                                                          Amount          Value
                                                                      --------------  -------------
REPURCHASE AGREEMENT -- 12.5%

   Chase Securities, Inc. 1.55%, dated 04/30/02,
     due 05/01/02, to be repurchased at $118,825,116,
     collateralized by $113,910,724 of various
     U.S. Treasury Obligations, valued at $118,820,056
     (Cost $118,820,000) ...........................................   $ 118,820,000  $ 118,820,000
                                                                                      -------------
   TOTAL INVESTMENTS -- 100.8%
     (Cost $694,689,273) (a) .......................................                    955,162,510
                                                                                      -------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.8)% .....................                     (7,255,254)
                                                                                      -------------
NET ASSETS CONSIST OF:

   Paid in Capital .................................................                    677,036,981
   Distributions in Excess of Net Investment Income ................                       (127,762)
   Accumulated Net Realized Gain....................................                     10,524,800
   Unrealized Appreciation on Investments...........................                    260,473,237
                                                                                      -------------
   TOTAL NET ASSETS -- 100.0% ......................................                  $ 947,907,256
                                                                                      =============
   Institutional Class Shares:
   Shares Issued and Outstanding
     (Authorized 50,000,000 -- $0.0001 par value) ..................                     32,392,676
   Net Asset Value, Offering and Redemption Price Per Share ........                         $29.26
                                                                                            =======

  * Non-Income Producing Security

Cl Class

(a) The cost for Federal income tax purposes was $694,689,273. At April 30, 2002 net unrealized appreciation for all securities based on tax cost was $260,473,237. This consisted of aggregate gross unrealized appreciation for all securities of $293,862,468 and an aggregate gross unrealized depreciation for all securities of $33,389,231.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends .............................................................       $  4,320,531
Interest ..............................................................            723,964
                                                                              ------------
   Total Income .......................................................          5,044,495
                                                                              ------------
Expenses
Investment Advisory Fees -- Note B ....................................          2,717,618
Administration Fees -- Note C .........................................            310,434
Shareholder Servicing Fees -- Note F ..................................            189,893
Custodian Fees ........................................................             30,807
Printing Fees .........................................................             27,020
Registration and Filing Fees ..........................................             17,195
Audit Fees ............................................................              7,315
Directors' Fees -- Note E .............................................              4,072
Legal Fees ............................................................              3,137
Other Expenses ........................................................             33,309
                                                                              ------------



   Net Expenses Before Expense Offset .................................          3,340,800


Expense Offset -- Note A ..............................................               (187)
                                                                              ------------
   Net Expenses After Expense Offset ..................................          3,340,613
                                                                              ------------
Net Investment Income .................................................          1,703,882
                                                                              ------------
Net Realized Gain on Investments ......................................         10,544,374
Net Change in Unrealized Appreciation on Investments ..................        176,044,332
                                                                              ------------
Net Gain on Investments ...............................................        186,588,702
                                                                              ------------
Net Increase in Net Assets Resulting from Operations ..................       $188,292,588
                                                                              ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months
                                                                              Ended           Year Ended
                                                                          April 30, 2002      October 31,
                                                                            (Unaudited)           2001
                                                                          -------------      -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ..............................................   $   1,703,882      $   6,247,624
   Net Realized Gain ..................................................      10,544,374         20,264,360
   Net Change in Unrealized Appreciation ..............................     176,044,332         51,650,778
                                                                          -------------      -------------
   Net Increase in Net Assets Resulting from
        Operations ....................................................     188,292,588         78,162,762
                                                                          -------------      -------------
Distributions:
   Net Investment Income ..............................................      (2,016,077)        (6,600,445)
   Net Realized Gain ..................................................     (20,344,823)       (55,653,169)
                                                                          -------------      -------------
     Total Distributions ..............................................     (22,360,900)       (62,253,614)
                                                                          -------------      -------------
Capital Share Transactions:
   Issued .............................................................     198,263,595        196,188,479
   In Lieu of Cash Distributions ......................................      21,238,188         58,215,763
   Redeemed ...........................................................     (87,650,093)      (157,824,108)
                                                                          -------------      -------------
   Net Increase from Capital Share Transactions .......................     131,851,690         96,580,134
                                                                          -------------      -------------
     Total Increase ...................................................     297,783,378        112,489,282

Net Assets:
   Beginning of Period ................................................     650,123,878        537,634,596
                                                                          -------------      -------------
   End of Period (Including distributions in excess of/
        undistributed net investment income of $(127,762) and
        $184,433, respectively) .......................................   $ 947,907,256      $ 650,123,878
                                                                          =============      =============
Shares Issued and Redeemed:
   Shares Issued ......................................................       7,458,375          8,232,782
   In Lieu of Cash Distributions ......................................         833,778          2,717,831
   Redeemed ...........................................................      (3,325,514)        (6,578,632)
                                                                          -------------      -------------
   Net Increase in Shares Outstanding .................................       4,966,639          4,371,981
                                                                          =============      =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          Selected Per Share Data & Ratios
                                                                 For a Share Outstanding Throughout Each Period
                                    Six Months
                                      Ended                                       Years Ended October 31,
                                  April 30, 2002   -------------------------------------------------------------------------------
                                    (Unaudited)         2001            2000            1999             1998              1997
                                 --------------    --------------  --------------  --------------   --------------   -------------
Net Asset Value,
  Beginning of Period .........        $  23.70          $  23.32        $  22.63        $  24.35        $  27.82         $  20.71
                                 --------------    --------------  --------------  --------------   --------------   -------------
Income from Investment
Operations:
  Net Investment Income .......            0.06              0.24            0.28            0.29            0.28             0.23
  Net Realized and
    Unrealized Gain(Loss) .....            6.30              2.82            3.61           (0.30)          (1.58)            8.27
                                 --------------    --------------  --------------  --------------   --------------   -------------
Total from Investment
  Operations ..................            6.36              3.06            3.89           (0.01)          (1.30)            8.50
                                 --------------    --------------  --------------  --------------   --------------   -------------
Distributions:
  Net Investment Income .......           (0.07)            (0.26)          (0.28)          (0.29)          (0.24)           (0.20)
  Net Realized Gain ...........           (0.73)            (2.42)          (2.92)          (1.42)          (1.93)           (1.19)
                                 --------------    --------------  --------------  --------------   --------------   -------------

Total Distributions ...........           (0.80)            (2.68)          (3.20)          (1.71)          (2.17)           (1.39)
                                 --------------    --------------  --------------  --------------   --------------   -------------
Net Asset Value,
  End of Period ...............        $  29.26          $  23.70        $  23.32        $  22.63        $   24.35        $  27.82
                                 ==============    ==============  ==============  ==============   ==============   =============
Total Return ..................           27.32%*           14.42%          19.71%          (0.13)%          (5.04)%         43.28%
                                 ==============    ==============  ==============  ==============   ==============   =============
Ratios and Supplemental Data

Net Assets,
  End of Period
  (Thousands) .................        $947,907          $650,124        $537,635        $559,980        $618,590         $518,377

Ratio of Expenses to
  Average Net Assets ..........            0.85%**           0.90%           0.85%           0.85%           0.89%            0.89%
Ratio of Net Investment
  Income to Average
  Net Assets ..................            0.44%**           0.97%           1.22%           1.18%           1.12%            0.97%
Portfolio Turnover Rate .......               9%               24%             33%             32%             22%              23%

 * Not Annualized
** Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.


         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate

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     the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

         6. Implementation of New Accounting Standards: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part

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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM
Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month. Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend dispersing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAM Shareholder Service Center, "UAMSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended April 30, 2002, PBHGSSC was paid $14,558 by the Portfolio.

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2002 the Portfolio made purchases of $134,884,584 and sales of $62,992,605 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of .10% per annum (provided that for the period beginning April 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2002, no individual shareholders held 10% or more of the total shares outstanding of the Portfolio.

     J. Shareholder Voting Results (Unaudited): At a shareholder meeting held on January 25, 2002, the shareholders of the Portfolio voted on the proposal listed below:

     To approve a new Investment Advisory Agreement between UAM Funds, Inc. on behalf of the ICM Small Company Portfolio and Investment Counselors of Maryland, LLC.

                 SHARES VOTED           % OF SHARES VOTED            % OF SHARES OUTSTANDING
                ----------------       --------------------        ----------------------------
FOR               14,647,122                   99.75%                          52.69%
AGAINST               10,653                    0.07%                           0.04%
ABSTAIN               26,306                    0.18%                           0.09%

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UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO

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     K. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds,
Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The
Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner
Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

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Officers and Directors

Scott F. Powers                          Linda T. Gibson
Director, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajdan Vetterlein
Director                                 Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher F. Salfi
Director                                 Treasurer

Philip D. English                        Suzan M. Barron
Director                                 Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Director                                 Assistant Secretary

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UAM Funds

P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com


Investment Adviser

Investment Counselors of Maryland, LLC
803 Cathedral Street
Baltimore, MD 21201


Distributor

Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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